SCHEDULE OF SERIES A PREFERRED STOCK (Details) (Parenthetical) - shares						1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 30, 2024	Nov. 30, 2023	Sep. 30, 2022	Feb. 17, 2022	Dec. 12, 2016	Jan. 31, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares issued									4,500,000
Preferred stock, shares outstanding									4,500,000	4,000,000
Number of shares issued for services, shares		50,000,000
Common stock issued for cash valued at $0.0144, shares				96,778,105
Hong Holding [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding										1,000,000
Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding										1,500,000
Imran Firoz [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares						400,000
Gope S. Kundnani [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding										1,500,000
Number of shares issued for services, shares			5,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights							50	50
Preferred stock, shares issued							4,500,000	4,500,000	4,500,000		4,000,000
Preferred stock, shares outstanding							4,500,000	4,500,000	4,500,000	4,000,000	4,000,000
Common stock issued for cash valued at $0.0144, shares		2,500,000
Series A Preferred Stock [Member] | Hong Holding [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding										1,000,000
Series A Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares	1,000,000
Series A Preferred Stock [Member] | Felix R. Hong [Member]
Class of Stock [Line Items]
Common stock issued for cash valued at $0.0144, shares	1,000,000
Series A Preferred Stock [Member] | Mitchell Eaglstein [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	4,000,000									1,500,000
Number of shares issued for services, shares					2,600,000
Common stock issued for cash valued at $0.0144, shares						1,100,000
Series A Preferred Stock [Member] | Imran Firoz [Member]
Class of Stock [Line Items]
Number of shares issued for services, shares					400,000
Common stock issued for cash valued at $0.0144, shares						400,000
Series A Preferred Stock [Member] | Felix R. Hong [Member]
Class of Stock [Line Items]
Number of shares issued for services, shares					1,000,000
Series A Preferred Stock [Member] | Gope S. Kundnani [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	500,000									1,500,000
Common stock issued for cash valued at $0.0144, shares		2,500,000